Organization and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Organization and Basis of Presentation

1. Organization and Basis of Presentation

Organization

Virtu Financial, Inc. (“VFI” or, collectively with its wholly owned subsidiaries, the “Company”) is a Delaware holding company whose primary asset is its ownership of approximately 24.8% of the membership interests of Virtu Financial LLC (“Virtu Financial”).  The Company was formed on October 16, 2013 for the purpose of completing certain reorganization transactions (the “Reorganization Transactions”), in order to carry on the business of Virtu Financial LLC (“Virtu Financial”) and to conduct a public offering. The Company is the sole managing member of Virtu Financial and operates and controls all of the businesses and affairs of Virtu Financial and, through Virtu Financial and its subsidiaries (the “Group”), continues to conduct the business now conducted by such subsidiaries. Virtu Financial was formed as a Delaware limited liability company on April 8, 2011 in connection with a corporate reorganization and acquisition of the outstanding equity interests of Madison Tyler Holdings, LLC (“MTH”), an electronic trading firm and market maker. In connection with the reorganization, the members of Virtu Financial’s predecessor entity, Virtu Financial Operating LLC (“VFO”), a Delaware limited liability company formed on March 19, 2008, exchanged their interests in VFO for interests in Virtu Financial and the members of MTH exchanged their interests in MTH for cash and/or interests in Virtu Financial. Virtu Financial’s principal subsidiaries include Virtu Financial BD LLC (“VFBD”), a self-clearing US broker-dealer, Virtu Financial Capital Markets LLC (“VFCM”), a self-clearing US broker-dealer and designated market maker on the New York Stock Exchange (“NYSE”) and the NYSE MKT (formerly NYSE Amex), Virtu Financial Global Markets LLC (“VFGM”), a US trading entity focused on futures and currencies, Virtu Financial Ireland Limited (“VFIL”), formed in Ireland, Virtu Financial Asia Pty Ltd (“VFAP”), formed in Australia, and Virtu Financial Singapore Pte. Ltd. (“VFSing”), formed in Singapore.

The Company is a technology-enabled market maker and liquidity provider. The Company has developed a single, proprietary, multi-asset, multi-currency technology platform through which it provides quotations to buyers and sellers in equities, commodities, currencies, options, fixed income and other securities on numerous exchanges, markets and liquidity pools in numerous countries around the world.

The Company is managed and operated as one business. Accordingly, the Company operates under one reportable segment.

Basis of Presentation

These condensed consolidated financial statements are presented in U.S. dollars and have been prepared pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) regarding financial reporting with respect to Form 10-Q and accounting standards generally accepted in the United States of America (“U.S. GAAP”) promulgated in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC” or the “Codification”). These condensed consolidated financial statements are unaudited and include all adjustments of a normal, recurring nature necessary to present fairly the financial condition as of June 30, 2015 and December 31, 2014, the results of operations and comprehensive income for the six months ended June 30, 2015 and 2014 and cash flows for the six months ended June 30, 2015 and 2014. The condensed consolidated financial statement information as of December 31, 2014 has been derived from the 2014 audited consolidated financial statements. The results of operations for interim periods are not necessarily indicative of results for the entire year. The condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto included in the Company’s final prospectus filed with the SEC on April 16, 2015 (the “Prospectus”) for the offering of Class A common stock, par value $0.00001 per share (the “Class A common stock”). See Note 13 to the condensed consolidated financial statements for information regarding the Reorganization Transactions (as defined in Note 13) and the Company’s IPO.

Principles of Consolidation, including Noncontrolling Interests

The unaudited condensed consolidated financial statements include the accounts of VFI and its majority and wholly owned subsidiaries. As sole managing member of Virtu Financial, VFI exerts control over the Group’s operations. In accordance with ASC 810, Consolidation, the Company consolidates Virtu Financial and its subsidiaries’ consolidated financial statements and records the interests in Virtu Financial that VFI does not own as noncontrolling interests. All intercompany accounts and transactions have been eliminated in consolidation.

Virtu Financial, LLC and subsidiaries
Organization and Basis of Presentation

1. Organization and Basis of Presentation

Organization

Virtu Financial LLC (“VF” or, collectively with its wholly owned subsidiaries, the “Company”) was formed as a Delaware limited liability company on April 8, 2011 in connection with a corporate reorganization and acquisition of the outstanding equity interests of Madison Tyler Holdings, LLC (“MTH”), an electronic trading firm and market maker. In connection with the reorganization, the members of VF’s predecessor entity, Virtu Financial Operating LLC (“VFO”), a Delaware limited liability company formed on March 19, 2008, exchanged their interests in VFO for interests in VF and the members of MTH exchanged their interests in MTH for cash and/or interests in VF. VF’s principal subsidiaries include Virtu Financial BD LLC (“VFBD”), a self‑clearing US broker‑dealer, Virtu Financial Capital Markets LLC (“VFCM”), a self‑clearing US broker‑dealer and designated market maker on the New York Stock Exchange (“NYSE”) and the NYSE MKT (formerly NYSE Amex) and other proprietary trading firms, including Virtu Financial Global Markets LLC (“VFGM”), Virtu Financial Europe Limited (“VFE”), Virtu Financial Ireland Limited (“VFIL”), incorporated in Ireland, Virtu Financial Asia Pty Ltd. (“VFAP”), incorporated in Australia, and Virtu Financial Singapore Pte. Ltd. (“VFSing”), incorporated in Singapore. VFCM became a designated market maker (“DMM”) in connection with its acquisition of certain assets of Cohen Capital Group LLC (“CCG”) on December 9, 2011.

The Company is a technology‑enabled market maker and liquidity provider. The Company has developed a single, proprietary, multi‑asset, multi‑currency technology platform through which it provides quotations to buyers and sellers in equities, commodities, currencies, options, fixed income and other securities on numerous exchanges, markets and liquidity pools in numerous countries around the world.

The Company is managed and operated as one business. Accordingly, the Company operates under one reportable segment.

Basis of Presentation

The accompanying Consolidated Financial Statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

Basic and diluted earnings per share are not presented since the ownership structure of the Company does not include a common unit of ownership.

Principles of Consolidation

The consolidated financial statements include the accounts of VF and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.